Sales (Sales By Geographic Region) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	$ 73,298	[1]	$ 48,729	[1]	$ 39,633	[1]
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	55,655		33,606		29,627
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	9,257		7,277		5,174
Rest Of The World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	$ 8,386		$ 7,846		$ 4,832

[1]	Including sales to related parties in the amount of US$ 350 thousand, US$ 558 thousand and US$ 851 thousand in 2011, 2012 and 2013, respectively.